                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19774 SUPPD 04/10/08

                                                                                                  Adviser (and Sub-
                        Subaccount Investing In                  Investment Objective         Adviser(s), as applicable)
                        ------------------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS         Series II shares                 capital.
                        ------------------------------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth of capital.  A I M Advisors, Inc.
                        Fund -- Series I shares
                        ------------------------------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.  A I M Advisors, Inc.
                        Series I shares
                        ------------------------------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-term growth of A I M Advisors, Inc.
                        Fund -- Series II shares         capital.
                        ------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize total return       AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     consistent with the adviser's
SERIES FUND, INC.       Class B                          determination of reasonable risk
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Global         Long-term growth of capital.         AllianceBernstein, L.P.
                        Technology Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.         AllianceBernstein, L.P.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.         AllianceBernstein, L.P.
                        Value Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.         AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.         AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total return using American Century
VARIABLE PORTFOLIOS II, Class II                         a strategy that seeks to protect     Investment Management,
INC.                                                     against U.S. inflation.              Inc.
                        ------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.       Seeks capital appreciation, and      BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III Shares         secondarily, income.                 (subadvised by BlackRock
                                                                                              Investment Management,
                                                                                              LLC)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Global Allocation      Seeks high total investment return.  BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                         (subadvised by BlackRock
                                                                                              Investment Management,
                                                                                              LLC and BlackRock Asset
                                                                                              Management U.K. Limited)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth       Seeks long-term capital growth.      BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                         (subadvised by BlackRock
                                                                                              Investment Management,
                                                                                              LLC)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term growth of capital.   BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                         (subadvised by BlackRock
                                                                                              Investment Management,
                                                                                              LLC)
                        ------------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth          The fund seeks long-term growth of   Columbia Management
VARIABLE INSURANCE      Fund, Variable Series -- Class A capital.                             Advisors, LLC (subadvised
TRUST I                                                                                       by Marsico Capital
                                                                                              Management, LLC)
                        ------------------------------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-term growth of   Columbia Management
                        Opportunities Fund, Variable     capital.                             Advisors, LLC (subadvised
                        Series -- Class B                                                     by Marsico Capital
                                                                                              Management, LLC)
                        ------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-
                     Subaccount Investing In                   Investment Objective         Adviser(s), as applicable)
                     -------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      To provide a high level of current   Eaton Vance Management
TRUST                                                  income.
                     -------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by    OrbiMed Advisors, LLC
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health
                                                       sciences companies.
                     -------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.      Evergreen Investment
ANNUITY TRUST        Class 2                                                                Management Company,
                                                                                            LLC
                     -------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by         Federated Investment
SERIES               Fund II -- Service Class          investing in lower-rated corporate   Management Company
                                                       debt obligations, commonly
                                                       referred to as "junk bonds."
                     -------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.          Federated Equity
                     Service Shares                                                         Management Company of
                                                                                            Pennsylvania (subadvised
                                                                                            by Federated Global
                                                                                            Investment Management
                                                                                            Corp.)
                     -------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth      Fidelity Management &
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.     Research Company (FMR)
FUND                                                                                        (subadvised by Fidelity
                                                                                            Investments Money
                                                                                            Management, Inc. (FIMM),
                                                                                            FMR Co., Inc. (FMRC),
                                                                                            Fidelity Research &
                                                                                            Analysis Company
                                                                                            (FRAC), Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International
                                                                                            Investment Advisors
                                                                                            (FIAA), Fidelity
                                                                                            International Investment
                                                                                            Advisors (U.K.) Limited
                                                                                            (FIAA(U.K.)L), and
                                                                                            Fidelity Investments Japan
                                                                                            Limited (FIJ))
                     -------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital              FMR (subadvised by
                     Service Class 2                   appreciation.                        FMRC, FRAC, FMR U.K.,
                                                                                            FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                     -------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation  Seeks capital appreciation.          FMR (subadvised by
                     Portfolio -- Service Class 2                                           FMRC, FRAC, FMR U.K.,
                                                                                            FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                     -------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income. The fund    FMR (subadvised by
                     Service Class 2                   will also consider the potential for FMRC, FRAC, FMR U.K.,
                                                       capital appreciation. The fund's     FIIA, FIIA(U.K.)L, and
                                                       goal is to achieve a yield which     FIJ)
                                                       exceeds the composite yield on the
                                                       securities comprising the Standard
                                                       & Poor's 500/SM/ Index (S&P 500(R)).
                     -------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-
                   Subaccount Investing In                  Investment Objective         Adviser(s), as applicable)
                   ------------------------------------------------------------------------------------------------
                   VIP Growth Portfolio --           Seeks to achieve capital            FMR (subadvised by
                   Service Class 2                   appreciation.                       FMRC, FRAC, FMR U.K.,
                                                                                         FIIA, FIIA(U.K.)L, and
                                                                                         FIJ)
                   ------------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio     Seeks high total return through a   FMR (subadvised by
                   -- Service Class 2                combination of current income and   FMRC, FRAC, FMR U.K.,
                                                     capital appreciation.               FIIA, FIIA(U.K.)L, and
                                                                                         FIJ)
                   ------------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond         Seeks as high a level of current    FMR (subadvised by
                   Portfolio -- Service Class 2      income as is consistent with the    FRAC, FIIA and
                                                     preservation of capital.            FIIA(U.K.)L)
                   ------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.  FMR (subadvised by
                   Service Class 2                                                       FMRC, FRAC, FMR U.K.,
                                                                                         FIIA, FIIA(U.K.)L, and
                                                                                         FIJ)
                   ------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.         FMR (subadvised by
                   Service Class 2                                                       FMRC, FRAC, FMR U.K.,
                                                                                         FIIA, FIIA(U.K.)L, and
                                                                                         FIJ)
                   ------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income
                                                     by investing in corporate, foreign
                                                     and U.S. Treasury bonds as well as
                                                     stocks with dividend yields the
                                                     manager believes are attractive.
                   ------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   The fund's principal investment     Franklin Templeton
                   Funds Allocation Fund -- Class 2  goal is capital appreciation. Its   Services, LLC (the fund's
                   Shares                            secondary goal is income.           administrator)
                   ------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with    Franklin Mutual Advisers,
                   Class 2 Shares                    income as a secondary goal. The     LLC
                                                     fund normally invests primarily in
                                                     equity securities of companies the
                                                     manager believes are undervalued.
                                                     The fund also invests, to a lesser
                                                     extent in risk arbitrage securities
                                                     and distressed companies.
                   ------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth.     Templeton Global Advisors
                   Fund -- Class 2 Shares            The fund normally invests           Limited
                                                     primarily in equity securities of
                                                     companies located anywhere in the
                                                     world, including those in the U.S.
                                                     and in emerging markets.
                   ------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent     GE Asset Management
FUNDS, INC.                                          with prudent investment             Incorporated
                                                     management and the preservation
                                                     of capital.
                   ------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund               Seeks long-term growth of capital   GE Asset Management
                                                     and future income.                  Incorporated
                   ------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-
                   Subaccount Investing In                  Investment Objective         Adviser(s), as applicable)
                   ------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current        GE Asset Management
                                                     income consistent with the           Incorporated
                                                     preservation of capital and the
                                                     maintenance of liquidity.
                   ------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital    GE Asset Management
                                                     and future income rather than        Incorporated
                                                     current income.
                   ------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return           GE Asset Management
                                                     through current income and capital   Incorporated (subadvised
                                                     appreciation.                        by Urdang Securities
                                                                                          Management, Inc.)
                   ------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and          GE Asset Management
                                                     accumulation of income that          Incorporated (subadvised
                                                     corresponds to the investment        by SSgA Funds
                                                     return of S&P's 500 Composite        Management, Inc.)
                                                     Stock Index.
                   ------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund             Seeks long-term growth of capital.   GE Asset Management
                                                                                          Incorporated (subadvised
                                                                                          by Palisade Capital
                                                                                          Management, L.L.C.)
                   ------------------------------------------------------------------------------------------------
                   Total Return Fund/3/              Seeks the highest total return       GE Asset Management
                                                     composed of current income and       Incorporated
                                                     capital appreciation, as is
                                                     consistent with prudent investment
                                                     risk.
                   ------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.   GE Asset Management
                                                                                          Incorporated
                   ------------------------------------------------------------------------------------------------
                   Value Equity Fund                 Seeks long-term growth of capital    GE Asset Management
                                                     and future income.                   Incorporated
                   ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,      Janus Capital
                   Shares                            consistent with preservation of      Management LLC
                                                     capital and balanced by current
                                                     income.
                   ------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/4/ that  Janus Capital
                                                     seeks long-term growth of capital.   Management LLC
                   ------------------------------------------------------------------------------------------------

                  /1/ During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                  /2/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                  /3/ For contracts issued on or after May 1, 2006, only Class
                      3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                  /4/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 Adviser (and Sub-
                     Subaccount Investing In                    Investment Objective         Adviser(s), as applicable)
                     --------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS  Legg Mason Partners Variable       Seeks capital appreciation.           Legg Mason Partners Fund
VARIABLE EQUITY      Aggressive Growth Portfolio --                                           Advisor, LLC (subadvised
TRUST/1/             Class II                                                                 by ClearBridge Advisors,
                                                                                              LLC)
                     --------------------------------------------------------------------------------------------------
                     Legg Mason Partners Variable       Seeks capital appreciation through    Legg Mason Partners Fund
                     Fundamental Value Portfolio --     investments.                          Advisor, LLC (subadvised
                     Class I                                                                  by ClearBridge Advisors,
                                                                                              LLC)
                     --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      The fund's investment objective is    Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares     to seek capital appreciation. The     Services Company
                                                        fund's objective may be changed
                                                        without shareholder approval.
                     --------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   The fund's investment objective is    Massachusetts Financial
                     Service Class Shares               to seek capital appreciation. The     Services Company
                                                        fund's objective may be changed
                                                        without shareholder approval.
                     --------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      The fund's investment objective is    Massachusetts Financial
                     Service Class Shares               to seek total return. The fund's      Services Company
                                                        objective may be changed without
                                                        shareholder approval.
                     --------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service The fund's investment objective is    Massachusetts Financial
                     Class Shares                       to seek total return. The fund's      Services Company
                                                        objective may be changed without
                                                        shareholder approval.
                     --------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA       Seeks a high total investment         OppenheimerFunds, Inc.
ACCOUNT FUNDS        -- Service Shares                  return, which includes current
                                                        income and capital appreciation in
                                                        the value of its shares.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by         OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    investing in securities of well-
                     Shares                             known established companies.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital               OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          appreciation by investing a
                                                        substantial portion of its assets in
                                                        securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations
                                                        that are considered to have
                                                        appreciation possibilities.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return (which        OppenheimerFunds, Inc.
                     VA -- Service Shares               includes growth in the value of its
                                                        shares as well as current income)
                                                        from equity and debt securities.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small      Seeks capital appreciation.           OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap Fund/VA         Seeks capital appreciation by         OppenheimerFunds, Inc.
                     -- Service Shares                  investing in "growth type"
                                                        companies.
                     --------------------------------------------------------------------------------------------------

                  /1/ Legg Mason executed a reorganization of its fund
                      operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                                 Adviser (and Sub-
                      Subaccount Investing In                   Investment Objective         Adviser(s), as applicable)
                      -------------------------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return            Pacific Investment
INSURANCE TRUST       Class Shares                      consistent with preservation of real Management Company
                                                        capital and prudent investment       LLC
                                                        management.
                      -------------------------------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,          Pacific Investment
                      Administrative Class Shares       consistent with preservation of      Management
                                                        capital and prudent investment       Company LLC
                                                        management. Invests at least 80%
                                                        of its assets in a diversified
                                                        portfolio of high yield securities
                                                        ("junk bonds") rated below
                                                        investment grade but rated at least
                                                        Caa by Moody's or CCC by S&P,
                                                        or, if unrated, determined by
                                                        PIMCO to be of comparable
                                                        quality, subject to a maximum of
                                                        5% of its total assets in securities
                                                        rated Caa by Moody's or CCC by
                                                        S&P, or, if unrated, determined by
                                                        PIMCO to be of comparable
                                                        quality.
                      -------------------------------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,          Pacific Investment
                      Portfolio -- Administrative Class consistent with preservation of      Management
                      Shares                            capital and prudent investment       Company LLC
                                                        management.
                      -------------------------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,          Pacific Investment
                      Administrative Class Shares       consistent with preservation of      Management Company
                                                        capital and prudent investment       LLC
                                                        management.
                      -------------------------------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,          Pacific Investment
                      Administrative Class Shares       consistent with preservation of      Management
                                                        capital and prudent investment       Company LLC
                                                        management.
                      -------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.   Prudential Investments
FUND                                                                                         LLC (subadvised by
                                                                                             Jennison Associates LLC)
                      -------------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.   Prudential Investments
                      Class II                                                               LLC (subadvised by
                                                                                             Jennison Associates LLC)
                      -------------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.   Prudential Investments
                      Class II                                                               LLC (subadvised by
                                                                                             Jennison Associates LLC)
                      -------------------------------------------------------------------------------------------------
RYDEX VARIABLE        OTC Fund/1/                       Seeks to provide investment results  Rydex Investments
TRUST                                                   that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        fund's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                      -------------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and  Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                   current income.                      Management Inc.
INC.
                      -------------------------------------------------------------------------------------------------

                  /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                       Adviser (and Sub-
                 Subaccount Investing In               Investment Objective        Adviser(s), as applicable)
                 --------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital growth and income         Van Kampen Asset
INVESTMENT TRUST Shares                         through investments in equity           Management
                                                securities, including common
                                                stocks, preferred stocks and
                                                securities convertible into common
                                                and preferred stocks.
                 --------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                       Adviser (and Sub-
                       Subaccount Investing In          Investment Objective       Adviser(s), as applicable)
                       -------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high     Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios --                  total return with        Company (FMR) (subadvised by
FUND                   Service Class 2                reduced risk over the    Fidelity Investments Money
                                                      long term by allocating  Management, Inc. (FIMM), FMR
                                                      its assets among stocks, Co., Inc. (FMRC), Fidelity Research
                                                      bonds, and short-term    & Analysis Company (FRAC),
                                                      instruments.             Fidelity Management & Research
                                                                               (U.K.) Inc. (FMR U.K.), Fidelity
                                                                               International Investment Advisors
                                                                               (FIAA), Fidelity International
                                                                               Investment Advisors (U.K.) Limited
                                                                               (FIAA(U.K.)L), and Fidelity
                                                                               Investments Japan Limited (FIJ))
                       -------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital  Goldman Sachs Asset Management,
INSURANCE TRUST        Fund                           appreciation.            L.P.
                       -------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series -- The fund's investment    Massachusetts Financial Services
INSURANCE TRUST        Service Class Shares           objective is to seek     Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                       -------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                             Adviser (and Sub-
                    Subaccount Investing In                 Investment Objective         Adviser(s), as applicable)
                    -----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and a combination  Legg Mason Partners Fund
VARIABLE EQUITY     Capital and Income Portfolio -- of income and long-term capital       Advisor, LLC (subadvised
TRUST/1/            Class II                        appreciation.                         by ClearBridge Advisors,
                                                                                          LLC and Western Asset
                                                                                          Management Company)
                    -----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital appreciation.           Van Kampen Asset
INVESTMENT TRUST    Class II Shares                                                       Management
                    -----------------------------------------------------------------------------------------------

                  /1/ Legg Mason executed a reorganization of its fund
                      operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.